Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination And Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization
The following table reconciles the elements of the Business Combination, accounted for as a reverse recapitalization, to the Consolidated Statements of Cash Flows and the Consolidated Statements of Stockholders' Deficit for the year ended December 31, 2022 (in thousands):

Reverse Recapitalization
Cash – CHW’s trust (net of redemptions)	$28,330
Cash – PIPE and Backstop Investor	5,202
Payment of transaction costs and other related expenses	(12,488)
Payment of deferred transaction costs	(9,318)
Proceeds from merger with CHW, net of issuance costs as of the Merger Date	$11,726
Reversal of APIC impact recorded upon issuance of Forward Share Purchase Agreements ("FPAs") in August 2022	(23,203)
Cash received from FPA at Put Date	9,837
APIC impact of FPA at Put Date, net of cash received	4,229
Proceeds from merger with CHW, net of issuance costs as of December 31, 2022	$2,589

Number of Shares
CHW public shares, prior to redemptions¹	12,500,000
Less redemption of CHW shares	(9,593,970)
CHW public shares, net of redemptions	2,906,030
Sponsor Shares	3,117,500
PIPE and Backstop Shares	500,000
Business Combination and Financing Shares	6,523,530
Other share activity (Analyst Shares², Warrant Exercises)	122,434
Business Combination, Financing Shares and Other Related Shares	6,645,964
Legacy Wag! Shares³	31,100,000
Total shares of common stock immediately after Business Combination	37,745,964
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1.Includes 2,393,378 shares of common stock of the Company subject to the Forward Share Purchase Agreements.
2. 50,000 shares were issued to Craig-Hallum Capital Group LLC at a price of $4.83 per share.
3.The number of Legacy Wag! shares was determined from the shares of Legacy Wag! common and preferred stock outstanding immediately prior to the closing of the Business Combination of 30,863,283, which are presented net of the common and preferred stock redeemed, converted at the exchange ratio of approximately 0.97 shares of the Company’s common stock for each share of Legacy Wag! common and preferred stock with the exception of 1,100,000 Legacy Wag! Series P Shares which converted into the Company’s common stock on a one-for-one basis.

Summary of Earnout Inputs and Valuation Techniques	The following table provides the assumptions used to determine fair value:

	Stock Price (in whole dollars)	Dividend Yield	Volatility	Risk-Free Interest Rate	Expected Term (in years)
Earnout Shares	$8.28	—%	44.00%	3.20%	3

Schedule of Purchase Consideration	The purchase consideration allocation was as follows (in thousands):

As of August 3, 2021
Intangible assets	$3,045
Goodwill	1,427
Deferred tax liabilities	(792)
Total purchase consideration	$3,680

Schedule of estimated useful lives of the acquired intangible assets
The table below summarizes the fair value and the estimated useful lives of the acquired intangible assets (in thousands):

	Fair Value	Estimated Useful Life (years)
Developed technology	$648	4
Customer relationships and licenses	2,121	5-10
Trademarks	276	7
Total intangible assets	$3,045